PHOENIX MULTI-SERIES TRUST
                PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

                       Supplement dated April 25, 2003 to
       Prospectus dated February 28, 2003, as supplemented March 20, 2003


Effective April 28, 2003, Class A Shares of the Phoenix-Goodwin Multi-Sector Short Term Bond Fund will carry a contingent deferred sales charge (CDSC) of 1% on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge. This change does not affect shareholders' existing investments in the Fund. However, all future investments in Class A Shares of the Fund on or after April 28, 2003 will be subject to this CDSC, if applicable. The prospectus is hereby amended as described below.

Under "Fund Expenses" on page 12 of the prospectus, the Shareholder Fees section of the table is amended by replacing the Class A column with the following, including the footnote:

           ------------------------------------------------------------------------------------
            SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
            INVESTMENT)                                                     CLASS A SHARES
           ---------------------------------------------------------- -------------------------
            Maximum Sales Charge (load) Imposed on Purchases
            (as a percentage of offering price)                                  2.25%
           ---------------------------------------------------------- -------------------------
            Maximum Deferred Sales Charge (load) (as a
            percentage of the lesser of the value redeemed or the
            amount invested)                                                    None(1)
           ---------------------------------------------------------- -------------------------
            Maximum Sales Charge (load) Imposed on Reinvested
            Dividends                                                            None
           ---------------------------------------------------------- -------------------------
            Redemption Fee                                                       None
           ---------------------------------------------------------- -------------------------
            Exchange Fee                                                         None
           ------------------------------------------------------------------------------------

           (1) A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

Under "Sales Charges" on page 18 of the prospectus, the following paragraph is added after the first paragraph under "What arrangement is best for you?":
           Your sales representative should recommend only those arrangements that are suitable for you based on known information. In certain instances, you may be entitled to a reduction or waiver of sales charges. For instance, you may be entitled to a discount in sales charges on Class A Shares if you purchase more than the break point amounts described below. Alternatively, investors buying more than $1 million of Class A Shares of the Multi-Sector Short Term Bond Fund may incur a deferred sales charge if they redeem their shares within one year of purchase. Please be sure that you fully understand these choices before investing.

Also under "Sales Charges" on page 18 of the prospectus, the following is added before the last sentence of the paragraph under the subhead "Class A Shares":
           Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a 1% CDSC may be imposed on Multi-Sector Short Term Bond Fund redemptions within the first 12 months on purchases of $1 million or more if originally purchased without an initial sales charge.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.


PXP 694/A-CDSC (04/03)

                           PHOENIX MULTI-SERIES TRUST
                PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

                       Supplement dated April 25, 2003 to
          Statement of Additional Information dated February 28, 2003


         Effective April 28, 2003, Class A Shares of the Phoenix-Goodwin Multi-Sector Short Term Bond Fund will carry a contingent deferred sales charge (CDSC) of 1% on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge. This change does not affect shareholders' existing investments in the Fund. However, all future investments in Class A Shares of the Fund on or after April 28, 2003 will be subject to this CDSC, if applicable. The Statement of Additional Information (SAI) is hereby amended as described below.

         Under "Class A Shares" on page 17 of the SAI, the first sentence is replaced with the following:
               Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed, except that a 1% deferred sales charge applies to shares of the Multi-Sector Short Term Bond Fund purchased by an investor in amounts of $1 million or more if redeemed within 12 months of purchase and on which a finders fee was paid. Such deferred sales charge may be waived under certain conditions as determined by the Distributor.

         Under "Class A Shares--Reduced Initial Sales Charges" on page 18 of the SAI, the following sentence is added after the first sentence of the introductory paragraph:
               Investors buying more than $1 million of Class A Shares of the Multi-Sector Short Term Bond Fund may incur a deferred sales charge if they redeem their shares within one year of purchase.







                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.




         PXP 694B/A-CDSC (04/03)